Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2023
Fair Value Measurements [Abstract]
Schedule of assets and liabilities carried at fair value on a recurring basis
	March 31, 2023		December 31, 2022
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$73	-	$159	-
Foreign exchange forward contracts designated as hedging instruments	220	-	3	-

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(100)	-	(38)	-
Foreign exchange forward contracts designated as hedging instruments	(2,610)	-	(1,640)	-
Convertible notes		4,327	-	1,894
Contingent consideration*		38,606	-	38,341
	(2,417)	42,933	(1,516)	40,235

*Includes $14.4 million and $14.6 million under Accrued expenses and other current liabilities in the Company's consolidated balance sheets as of March 31, 2023 and December 31, 2022, respectively.